Note 18 - Employee Benefit Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		75.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 26,000	$ 0